Earnings Per Share - Computation (Q3) (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 15, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income	$ 49,205,000		$ 16,837,000	$ 15,530,000		$ 73,773,000	$ 28,732,000	$ 38,829,993	$ (375,685)	$ 12,679,511
Less: net income attributable to WMH LLC prior to the Business Combination	0				$ 15,078,000
Less: net income attributable to noncontrolling interests after the Business Combination	28,370,000	$ 33,597,000
Net income attributable to WM Technology, Inc. - Basic	20,835,000					25,098,000
Effect of dilutive securities:
Less: fair value change of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	19,618,000					35,679,000
Net income (loss) attributable to WM Technology, Inc. - Diluted	$ 1,217,000					$ (10,581,000)
Denominator:
Weighted average common shares outstanding - basic (in shares)								899,160	899,160	847,024
Restricted stock units1	95,939					0
Weighted average common shares outstanding - diluted (in shares)								899,160	899,160	847,024
Net income (loss) per share of Class A Common Stock:
Basic income per share - Class A (in dollars per share)								$ 43.18	$ (0.42)	$ 14.97
Diluted income (loss) per share - Class A (in dollars per share)								$ 43.18	$ (0.42)	$ 14.97
Class A Common Stock
Denominator:
Weighted average common shares outstanding - basic (in shares)	64,216,732					64,149,699
Weighted average common shares outstanding - diluted (in shares)	68,304,372					69,950,141
Net income (loss) per share of Class A Common Stock:
Basic income per share - Class A (in dollars per share)	$ 0.32					$ 0.39
Diluted income (loss) per share - Class A (in dollars per share)	$ 0.02					$ (0.15)
Public Warrants
Denominator:
Warrants (in shares)	2,558,783					3,718,232
Private Placement Warrant
Denominator:
Warrants (in shares)	1,432,918					2,082,210